SHARE CAPITAL (Narrative) (Details)	12 Months Ended
	Mar. 31, 2024 CAD ($) Share Warrants shares	Mar. 31, 2023 CAD ($) Share Warrants shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	1,527,696	285,924
Number of share options exercised	2,000,000	348,333
Carrying value of the options added to share capital | $	$ 645,000	$ 214,133
Number of shares cancelled	245,100	0
Cost of cancelled shares | $	$ 408,853	$ 0
Number of warrants outstanding | Warrants	0	0
Cashless Exercise [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised	1,900,000	233,333
Fewer Shares [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised	472,304	62,409
Shares exercised as compensation | shares	958,000	153,666